Label	Element	Value
Pacific Capital Tax-Free Short Intermediate Securities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PACIFIC CAPITAL TAX-FREE SHORT INTERMEDIATE SECURITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Pacific Capital Tax-Free Short Intermediate Securities Fund (the "Tax-Free Intermediate Fund" or the "Fund") seeks high current income that is exempt from federal and Hawaii income tax, with greater stability in the price of your investment than a long-term bond fund.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the fiscal year ended April 30, 2018, the portfolio turnover rate of the Fund was 27.24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.24%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in investment grade municipal obligations — debt securities that pay interest which, in the opinion of counsel to the issuer, is exempt from both federal income tax and the federal alternative minimum tax. This is a non-fundamental investment policy that may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund generally only acquires municipal obligations that are rated "investment grade" at the time of purchase, which means they are rated in one of the top four categories by a nationally recognized statistical rating organization, or unrated obligations that the Adviser determines are of comparable quality. The Fund normally invests not less than 50% of its net assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax. However, there may be extended periods of time when the Fund will invest less than 50% of its net assets in Hawaiian municipal obligations due to a lack of supply.

Under normal market conditions, the average remaining maturity of the Fund's investment portfolio (measured on a dollar-weighted basis) will be between two to five years. The Adviser also considers the duration of the Fund and anticipates that the duration range will be similar to the average remaining maturity range.

The Fund focuses on maximizing tax-exempt income consistent with prudent investment risk within this maturity range. The Fund's share value will likely be less volatile than the Pacific Capital Tax-Free Securities Fund, because the Fund generally will have a shorter average portfolio maturity.

The Fund may also invest in other kinds of debt instruments issued by domestic issuers. The Fund is non-diversified, which means that the Fund may invest its assets in securities of fewer issuers than would a diversified mutual fund.

This Fund is intended for investors who seek income that is exempt from federal and Hawaii income tax, less fluctuation in the value of your investment than a long-term bond fund, a high level of liquidity, and professional portfolio management. This Fund is not intended for investors who seek high stability of principal, income that is not subject to any federal alternative minimum tax, or significant capital appreciation. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the average remaining maturity of the Fund's investment portfolio (measured on a dollar-weighted basis) will be between two to five years. The Adviser also considers the duration of the Fund and anticipates that the duration range will be similar to the average remaining maturity range.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund, or the Fund could underperform other investments. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•  Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as the payment of interest or principal on a debt security).

•  Cyber Security Risk: As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and Fund may be susceptible to operational and information security risk. Cyber security failures or breaches of the Adviser or the Fund’s other service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of the Fund's shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

• Geographic Concentration Risk: From time to time, the Fund may invest a substantial amount of its assets in issuers located in Hawaii. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that geographic region will have a significant impact on its investment performance.

•  Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates. The longer the average maturity of the Fund's investment portfolio, the greater the fluctuation in value. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security's price to changes in interest rates. Generally, the longer the Fund's duration, the more sensitive the Fund will be to changes in interest rates.

•  Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•  Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•  Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•  Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the Adviser than that of an equity fund or taxable bond fund. The Fund invests significantly in municipal obligations of issuers located in Hawaii. The values of shares of the Fund therefore will be affected by economic and political developments in Hawaii.

•  Non-Diversification Risk: The Fund is "non-diversified" and, therefore, may invest a greater percentage of its assets in the securities of a single issuer than mutual funds that are classified as "diversified." A Fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

•  Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

•  Rating Agency Risk: Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer's financial condition. Ratings represent the rating agency's opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely credit ratings in response to subsequent events. In addition, ratings agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

• Tax Legislation Risk:  On December 22, 2017, new tax legislation was enacted which includes changes to tax rates, restrictions on miscellaneous itemized deductions, changes to the dividends received deduction, restrictions on the deductibility of interest, and changes to the taxation of the international operations of domestic businesses. Certain changes have sunset provisions, which are important to note. Because the tax legislation is newly enacted and additional guidance is forthcoming, there is uncertainty in how the newly enacted tax legislation will affect the Fund’s investments, as such impact may be adverse. Shareholders are urged and advised to consult their own tax advisor with respect to the impact of this legislation.

•  Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund, or the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

The Fund is "non-diversified" and, therefore, may invest a greater percentage of its assets in the securities of a single issuer than mutual funds that are classified as "diversified." A Fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Before the Fund commenced operations, all of the assets of the Tax-Free Short-Intermediate Securities Fund, a series of Pacific Capital Funds (the "Predecessor Short-Intermediate Fund"), were transferred to the Fund in a tax-free reorganization (the "Short-Intermediate Reorganization"). The Short-Intermediate Reorganization occurred on June 28, 2010. As a result of the Short-Intermediate Reorganization, the Fund assumed the performance and accounting history of the Predecessor Short-Intermediate Fund prior to the date of the Short-Intermediate Reorganization.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Barclays Capital Hawaii 3-Year Municipal Bond Index. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Funds' website at https://www.boh.com/wealth-management/solutions/mutual-funds-investment-products.asp or by calling the Funds toll-free at (888) 678-6034.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the Barclays Capital Hawaii 3-Year Municipal Bond Index. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 678-6034
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.boh.com/wealth-management/solutions/mutual-funds-investment-products.asp
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year to Date Total Return as of June 30, 2018: 0.33% During the periods shown in the chart:
Best Quarter	Worst Quarter
1.64%	-1.59%
(December 31, 2008)	(December 31, 2016)

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.59%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

The "Return After Taxes on Distributions and Sale of Fund Shares" is higher than the "Return Before Taxes" and the "Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The calculation assumes that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2017
Pacific Capital Tax-Free Short Intermediate Securities Fund | Barclays Capital Hawaii 3-Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.22%	[1]
5 Years	rr_AverageAnnualReturnYear05	0.95%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.22%	[1]
Pacific Capital Tax-Free Short Intermediate Securities Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.25%	[2]
1 Year	rr_ExpenseExampleYear01	$ 26
3 Years	rr_ExpenseExampleYear03	124
5 Years	rr_ExpenseExampleYear05	232
10 Years	rr_ExpenseExampleYear10	$ 547
Annual Return 2008	rr_AnnualReturn2008	3.38%
Annual Return 2009	rr_AnnualReturn2009	3.29%
Annual Return 2010	rr_AnnualReturn2010	1.05%
Annual Return 2011	rr_AnnualReturn2011	2.48%
Annual Return 2012	rr_AnnualReturn2012	1.40%
Annual Return 2013	rr_AnnualReturn2013	(0.36%)
Annual Return 2014	rr_AnnualReturn2014	1.77%
Annual Return 2015	rr_AnnualReturn2015	1.24%
Annual Return 2016	rr_AnnualReturn2016	(0.28%)
Annual Return 2017	rr_AnnualReturn2017	1.45%
1 Year	rr_AverageAnnualReturnYear01	1.45%
5 Years	rr_AverageAnnualReturnYear05	0.76%
10 Years	rr_AverageAnnualReturnYear10	1.54%
Pacific Capital Tax-Free Short Intermediate Securities Fund | Class Y | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.45%
5 Years	rr_AverageAnnualReturnYear05	0.75%
10 Years	rr_AverageAnnualReturnYear10	1.52%
Pacific Capital Tax-Free Short Intermediate Securities Fund | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.41%
5 Years	rr_AverageAnnualReturnYear05	0.86%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.56%	[3]

[1]	The Barclays Capital Hawaii 3-Year Municipal Bond Index is the 2-4 year component of the Barclays Capital Hawaii Municipal Bond Index and is a rules-based, market-value weighted index engineered for the Hawaii tax-exempt bond market. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.
[2]	The Adviser has agreed to waive its advisory fee. The Waiver will remain in effect until August 31, 2019. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of FundVantage Trust (the "Trust").
[3]	The "Return After Taxes on Distributions and Sale of Fund Shares" is higher than the "Return Before Taxes" and the "Return After Taxes on Distributions" because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant periods.